Investments in Unconsolidated Entities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Equity and cost method investments
Capital contributions, loans, advances and adjustments	$ 108	$ 112
Cumulative share of income	1,577	1,432
Cumulative share of distributions	(1,276)	(1,183)
Total equity method investments	409	361
Cost method investments	4	2
Total investments in unconsolidated entities	413	363
Equity method investments, combined assets
Current	739	632
Due from affiliates	387	89
Property and other	4,615	4,555
Total assets	5,741	5,276
Equity method investments, combined liabilities and equity
Current liabilities	466	808
Deferred credits	184	237
Long-term liabilities	187	147
Long-term capital lease obligations	6	2
Partners' capital and shareholders' equity	4,898	4,082
Total liabilities and equity	5,741	5,276
Equity method investments, combined income statements
Revenues	6,747	6,958	$ 6,669
Operating expenses	5,047	5,226	5,036
Operating income	1,700	1,732	1,633
Other income (expense), net	(11)	(7)	1
Net income	$ 1,689	$ 1,725	$ 1,634